Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Current assets
Cash and cash equivalents	¥ 307,650	$ 43,993	¥ 252,540
Accounts receivable, net	43,290	6,190	226,060
Investment in marketable security	8,561	1,224	37,629
Prepaid expenses and other current assets	23,607	3,376	28,415
Total current assets	383,208	54,797	544,644
Non-current assets
Property and equipment, net	2,244	321	1,981
Intangible assets, net			405,256
Goodwill			182,661
Long term investments	271,261	38,790	257,387
Long term deposits and other assets	1,741	249	906
Right-of-use assets-operating lease	14,695	2,101	4,845
Deferred tax assets	37,288	5,332	7,505
Total non-current assets	327,229	46,793	860,541
TOTAL ASSETS	710,437	101,590	1,405,185
Current liabilities
Accounts payable	16,665	2,381	36,015
Deferred revenue	50,464	7,216	80,186
Accrued salary and employee benefits	15,184	2,171	22,346
Income tax payable	10,899	1,559	11,284
Lease liabilities-operating lease -current	3,641	521	4,098
Accrued expenses and other current liabilities	9,728	1,391	6,840
Total current liabilities	106,581	15,239	160,769
Non-current liabilities
Deferred tax liabilities			58,400
Lease liabilities-operating lease -non-current	10,399	1,487	700
Total non-current liabilities	10,399	1,487	59,100
TOTAL LIABILITIES	116,980	16,726	219,869
Commitments and contingencies
EQUITY
Shares to be issued	20,817	2,977	20,817
Treasury stocks	(19,952)	(2,853)	(19,952)
Statutory reserves	34,091	4,875	50,705
Retained earnings	92,024	13,159	662,499
Accumulated other comprehensive income	12,867	1,840	16,967
Total shareholders’ equity	615,409	88,003	1,199,094
Non-controlling interests	(21,952)	(3,139)	(13,778)
Total equity	593,457	84,864	1,185,316
TOTAL LIABILITIES AND EQUITY	710,437	101,590	1,405,185
Class A Ordinary Shares
EQUITY
Ordinary shares value	451,666	64,588	444,162
Class B Ordinary Shares
EQUITY
Ordinary shares value	23,896	3,417	23,896
Related Party
Current assets
Due from a related party	¥ 100	$ 14